TAXATION - Current and deferred portion of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
TAXATION
Current tax expenses	¥ 46			¥ 171
Deferred tax benefits	(16,979)		¥ (5,012)	(5,012)
Income tax benefits	¥ (16,933)	$ (2,319)	¥ (5,012)	¥ (4,841)